Employee Benefits - Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Financial Position (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	¥ 420,153	¥ 384,488
Fair value of plan assets	390,985	347,123
Net defined benefit liabilities (assets)	127,576	116,083
Consolidated statements of financial position
Net defined benefit liabilities	143,683	135,429
Net defined benefit asset	16,108	19,346
Net defined benefit liabilities (assets)	127,576	116,083
Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	(98,407)	(78,717)	¥ (63,422)
Consolidated statements of financial position
Net defined benefit liabilities (assets)	(98,407)	(78,717)	¥ (63,422)
Japan
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	116,648	130,864
Fair value of plan assets	224,045	221,422
Net defined benefit liabilities (assets)	(8,998)	(11,840)
Consolidated statements of financial position
Net defined benefit liabilities	7,047	7,462
Net defined benefit asset	16,044	19,302
Net defined benefit liabilities (assets)	(8,998)	(11,840)
Japan | Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	(98,399)	(78,717)
Consolidated statements of financial position
Net defined benefit liabilities (assets)	(98,399)	(78,717)
Foreign
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	303,505	253,624
Fair value of plan assets	166,940	125,701
Net defined benefit liabilities (assets)	136,573	127,922
Consolidated statements of financial position
Net defined benefit liabilities	136,637	127,967
Net defined benefit asset	63	44
Net defined benefit liabilities (assets)	136,573	127,922
Foreign | Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	(8)	0
Consolidated statements of financial position
Net defined benefit liabilities (assets)	¥ (8)	¥ 0